Unconsolidated Joint Ventures (Details 10) (Variable interest entity, not the primary beneficiary, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level	$ 17,387	$ 5,550	$ 31,919
Pro rata share of impairment loss	7,824	2,498	14,753
Impairment loss related to basis differences recorded for interest costs			2,872
NARE/Inland North Aurora I
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level	7,371	5,550
Pro rata share of impairment loss	3,317	2,498
NARE/Inland North Aurora II
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level	1,200		3,181
Pro rata share of impairment loss	540		1,431
NARE/Inland North Aurora III
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level	8,816		4,276
Pro rata share of impairment loss	3,967		1,924
PDG/Tuscany Village Venture
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level			7,450
Pro rata share of impairment loss			1,118
PTI Westfield LLC
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level			5,713
Pro rata share of impairment loss			4,856
TDC Inland Lakemoor LLC
Unconsolidated joint ventures
Impairment loss recorded at the joint venture level			11,299
Pro rata share of impairment loss			$ 5,424